SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

Pre-Effective Amendment No.                      [  ]

Post-Effective Amendment No. 25                  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

Amendment No. 26                                 [X]

(Check appropriate box or boxes)

BHIRUD FUNDS INC.

(Exact Name of Registrant as Specified in Charter)

c/o Bhirud Associates, Inc.

6 Thorndal Circle, Suite 205, Darien, CT 06820

(Address of Principal Executive Offices)(Zip code)

Registrant's Telephone Number, including Area Code: (203) 662 - 6659

SURESH BHIRUD

Bhirud Associates, Inc.

6 Thorndal Circle, Suite 205, Darien, CT 06820

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

          [X ]   Immediately upon filing pursuant to paragraph

                 (b)

          [  ]     on (Date) pursuant to paragraph

                 (b) of Rule 485

          [  ]    60 days after filing pursuant to paragraph

                 (a) (1)

          [  ]    on (Date) pursuant to paragraph (a) (1)

          [  ]    75 days after filing pursuant to paragraph

                 (a) (2)

          [  ]    on (Date) pursuant to paragraph (a) (2)

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Darien, and State of Connecticut, on the 6th day of December, 2011.

                                BHIRUD FUNDS INC.

                            By:  /s/  Suresh L. Bhirud

                                 Suresh L. Bhirud,

                                 Chairman of the Board

            Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                    TITLE         DATE

     1   Principal Executive officer  Chairman of   December 6, 2011

         and Principal Financial      the Board,

         officer:                     Treasurer,

                                      President

                                      and Director

         /s/  Suresh L. Bhirud

         Suresh L. Bhirud

     2   Majority of Directors

         Timothy M. Fenton              Director

         M. John Sterba, Jr.            Director

                                                     December 6, 2011

         By: /s/    Suresh L. Bhirud

         Suresh L. Bhirud

         Attorney - in - Fact*

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 Power of Attorney filed with Pre-Effective Amendment No. 1 to said Registration statement filed on August 11, 1992, and incorporated by reference herein.

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase